Tema American Reshoring ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Building Products - 2.3%
Allegion PLC	24,909	$3,508,184

Chemicals - 2.7%
Linde PLC	8,780	4,047,492

Commercial Services & Supplies - 4.6%
Clean Harbors, Inc. (a)	26,436	6,875,739

Construction & Engineering - 10.4%
API Group Corp. (a)	81,586	3,082,319
Fluor Corp. (a)	99,275	5,572,306
Primoris Services Corp.	81,359	6,810,562
		15,465,187

Construction Materials - 8.1%
CRH PLC	63,921	6,537,201
Vulcan Materials Co.	19,538	5,629,484
		12,166,685

Electrical Equipment - 16.9%
ABB Ltd.	74,727	4,265,025
Eaton Corp. PLC	21,302	7,997,197
Emerson Electric Co.	32,129	4,260,305
Rockwell Automation, Inc.	29,401	8,677,411
		25,199,938

Ground Transportation - 2.2%
Union Pacific Corp.	13,357	3,267,924

Life Sciences Tools & Services - 3.8%
Danaher Corp.	6,342	1,520,114
Lonza Group AG	6,876	4,108,663
		5,628,777

Machinery - 28.1%(b)
Atmus Filtration Technologies, Inc.	104,373	4,518,307
Caterpillar, Inc.	12,274	4,984,594
Federal Signal Corp.	50,901	4,958,266
Ingersoll Rand, Inc.	62,865	6,548,647
Parker-Hannifin Corp.	7,942	5,582,432
SPX Technologies, Inc. (a)	37,544	6,624,263
Terex Corp.	56,677	3,105,333
Timken Co.	73,077	5,659,814
		41,981,656

Metals & Mining - 2.9%
ATI, Inc. (a)	71,478	4,300,831

Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,469	1,933,205

Trading Companies & Distributors - 16.2%
Applied Industrial Technologies, Inc.	31,264	8,588,846
Fastenal Co.	76,670	6,406,545
Herc Holdings, Inc.	20,602	4,779,664
WESCO International, Inc.	20,577	4,353,476
		24,128,531
TOTAL COMMON STOCKS (Cost $125,879,762)		148,504,149

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.55% (c)	674,797	674,797
TOTAL SHORT-TERM INVESTMENTS (Cost $674,797)		674,797

TOTAL INVESTMENTS - 100.0% (Cost $126,554,559)		149,178,946
Other Assets in Excess of Liabilities - 0.0% (d)		20,753
TOTAL NET ASSETS - 100.0%		$149,199,699
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema American Reshoring ETF
Notes to Quarterly Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$148,504,149	$–	$–	$148,504,149
Money Market Funds	674,797	–	–	674,797
Total Investments	$149,178,946	$–	$–	$149,178,946

Refer to the Schedule of Investments for further disaggregation of investment categories.

Tema American Reshoring ETF invested, as a percentage of net assets, in the following countries and sectors as of November 30, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$135,363,869	90.7%
Switzerland	8,373,688	5.7
Ireland	3,508,184	2.3
Taiwan	1,933,205	1.3
Other Assets in Excess of Liabilities	20,753	0.0 (a)
	$149,199,699	100.0%

Sector Classification as of November 30, 2024
(% of Net Assets)
Industrials	$120,427,159	80.7%
Materials	20,515,008	13.7
Health Care	5,628,777	3.8
Information Technology	1,933,205	1.3
Money Market Funds	674,797	0.5
Other Assets in Excess of Liabilities	20,753	0.0 (a)
	$149,199,699	100.0%

(a)	Represents less than 0.05% of net assets.